Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	T. ROWE PRICE U.S. LARGE-CAP CORE FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0001462712
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2021
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2021
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	May 01, 2021